INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Deferred tax assets and liabilities rollforward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	$ 21,736,282	$ 7,990,121	$ 22,239,826	$ 271,792
Acquisition of control through Business combination				(23,721,453)
Income tax provision	2,492,102		(4,672,417)	1,490,780
Charge to OCI	(936,029)		(4,507,311)
Conversion difference	2,059,617		(14,084,599)	222,599
Deferred tax liability (asset) at end of period	22,239,826	17,358,162	7,990,121	21,736,282
Deferred Tax Asset [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	4,649,504	5,601,821	3,372,101	325,471
Acquisition of control through Business combination		(343,230)		2,633,641
Income tax provision	1,092,851	(1,868,335)	2,962,112	1,495,787
Transfer from deferred tax liabilities		781,896	(1,148)
Conversion difference	(2,370,254)	(428,443)	(731,244)	194,605
Deferred tax liability (asset) at end of period	3,372,101	3,743,709	5,601,821	4,649,504
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	753,359	3,638,269	1,059,746	258,194
Acquisition of control through Business combination		113,289
Income tax provision	360,007	(1,306,198)	3,631,690	520,957
Conversion difference	(53,620)	218,453	(1,053,167)	(25,792)
Deferred tax liability (asset) at end of period	1,059,746	2,663,813	3,638,269	753,359
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	87,467	35,944	96,394	61,913
Acquisition of control through Business combination		25,868
Income tax provision	13,216	(33,200)	(27,872)	28,642
Conversion difference	(4,289)	3,450	(32,578)	(3,088)
Deferred tax liability (asset) at end of period	96,394	32,062	35,944	87,467
Trade receivables
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	804,481	462,756	829,095
Acquisition of control through Business combination				804,481
Income tax provision	60,520	(114,765)	(16,762)
Conversion difference	(35,906)	26,434	(349,577)
Deferred tax liability (asset) at end of period	829,095	374,425	462,756	804,481
Allowances
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	935,415	370,930	805,375	119,651
Acquisition of control through Business combination				656,327
Income tax provision	(83,964)	(555,679)	(143,397)	(9,559)
Transfer from deferred tax liabilities		152,159
Conversion difference	(46,076)	32,590	(291,048)	168,996
Deferred tax liability (asset) at end of period	805,375		370,930	935,415
Inventories, Tax Asset [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	519,310	710,391	367,682	(246,720)
Acquisition of control through Business combination				(234,278)
Income tax provision	(128,450)	(119,316)	(767,844)	935,283
Transfer from deferred tax liabilities		153,563
Conversion difference	(23,178)	(744,638)	1,110,553	65,025
Deferred tax liability (asset) at end of period	367,682		710,391	519,310
Intangible Assets, Tax Asset [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	48,426	15,098	38,241	78,956
Acquisition of control through Business combination		(482,387)		12,510
Income tax provision	(8,577)	(22,467)	(11,570)	(41,366)
Transfer from deferred tax liabilities		476,174
Conversion difference	(1,608)	13,582	(11,573)	(1,674)
Deferred tax liability (asset) at end of period	38,241		15,098	48,426
Contingencies, Tax Asset [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period			13,612
Income tax provision	14,301
Transfer from deferred tax liabilities			(13,612)
Conversion difference	(689)
Deferred tax liability (asset) at end of period	13,612
Government grants
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	54,572	9,360	41,616	53,477
Income tax provision	(11,218)	(7,262)	(21,647)	29,362
Conversion difference	(1,738)	551	(10,609)	(28,267)
Deferred tax liability (asset) at end of period	41,616	2,649	9,360	54,572
Other, Tax Asset [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	1,446,474	359,073	120,340
Acquisition of control through Business combination				1,394,601
Income tax provision	877,016	290,552	319,514	32,468
Transfer from deferred tax liabilities			12,464
Conversion difference	(2,203,150)	21,135	(93,245)	19,405
Deferred tax liability (asset) at end of period	120,340	670,760	359,073	1,446,474
Deferred Tax Liability [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	(26,385,786)	13,591,942	(25,611,927)	(53,679)
Acquisition of control through Business combination				(26,355,094)
Income tax provision	1,399,251	(2,968,606)	1,710,305	(5,007)
Transfer from deferred tax liabilities		(781,896)	1,148
Charge to OCI	(936,029)	576,453	(4,507,311)
Conversion difference	(310,637)	(4,335,880)	14,815,843	27,994
Deferred tax liability (asset) at end of period	(25,611,927)	21,101,871	13,591,942	(26,385,786)
Intangibles, Tax Liability [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	(13,609,901)	5,071,808	(12,633,408)
Acquisition of control through Business combination				(13,609,901)
Income tax provision	802,280	(937,962)	(1,114,442)
Transfer from deferred tax liabilities		(476,174)
Conversion difference	(174,213)	(2,972,295)	8,676,042
Deferred tax liability (asset) at end of period	(12,633,408)	9,458,239	5,071,808	(13,609,901)
Accumulated depreciation/amortization
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	(12,738,676)	8,497,756	(12,923,320)	(53,679)
Acquisition of control through Business combination				(12,699,878)
Income tax provision	616,622	(335,077)	2,811,852	(18,703)
Charge to OCI	(936,029)	576,453	(4,507,311)
Conversion difference	(134,763)	(1,362,268)	6,121,023	33,584
Deferred tax liability (asset) at end of period	(12,923,320)	9,618,648	8,497,756	(12,738,676)
Borrowings
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	(27,482)	19,372	(39,257)
Acquisition of control through Business combination				(27,482)
Income tax provision	(13,002)	7,342	3,720
Conversion difference	(1,227)	(1,140)	16,165
Deferred tax liability (asset) at end of period	(39,257)	13,170	19,372	(27,482)
Contingencies
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period		2,709
Income tax provision		2,869	(15,442)
Transfer from deferred tax liabilities			13,612
Conversion difference		(160)	(879)
Deferred tax liability (asset) at end of period			2,709
Inflation tax adjustment
Deferred tax assets and liabilities
Income tax provision		(1,706,092)
Deferred tax liability (asset) at end of period		1,706,092
Allowances, Tax Liability [Member]
Deferred tax assets and liabilities
Transfer from deferred tax liabilities		(152,159)
Deferred tax liability (asset) at end of period		152,159
Inventories, Tax Liability [Member]
Deferred tax assets and liabilities
Transfer from deferred tax liabilities		(153,563)
Deferred tax liability (asset) at end of period		153,563
Other, Tax Liability [Member]
Deferred tax assets and liabilities
Deferred tax liability (asset) at beginning of period	(9,727)	297	(15,942)
Acquisition of control through Business combination				(17,833)
Income tax provision	(6,649)	314	24,617	13,696
Transfer from deferred tax liabilities			(12,464)
Conversion difference	(434)	$ (17)	3,492	(5,590)
Deferred tax liability (asset) at end of period	$ (15,942)		$ 297	$ (9,727)